AUGUST 2021 PRIVATE PLACEMENT	9 Months Ended
Dec. 31, 2021
August 2021 Private Placement
AUGUST 2021 PRIVATE PLACEMENT

NOTE 10 – AUGUST 2021 PRIVATE PLACEMENT

On August 5, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with large institutional investors and the strategic investor for private placement of (i) 16,500,001 shares of its common stock (the “Shares”) together with Common Warrants to purchase up to 16,500,000 shares of common stock with an exercise price of $0.35 per share, and (ii) 16,833,333 pre-funded warrants (“Pre-Funded Warrants”) with each Pre-Funded Warrant exercisable for one share of common stock at an exercise price of $0.01 per share, together with Common Warrants to purchase up to 16,833,333 shares of common stock at an exercise price of $0.35 per share (the “Private Placement”).

The Common Warrants and Pre-Funded Warrants are collectively referred to as (the “Warrants”). The Warrants are exercisable at any time at the option of the holder, have a term of 5 years from the issuance date and provide for cashless exercise under certain conditions. The Company determined that the Warrants meet the conditions for equity classification. Shares issuable upon exercise of the Warrants are hereinafter referred to as the “Warrant Shares”. The exercise price and number of the Warrant Shares are subject to anti-dilution and other adjustments for certain stock dividends, stock splits, subsequent rights offerings, pro rata distributions or certain equity structure changes.

Pursuant to the terms of the Purchase Agreement, on September 3, 2021, the Company filed a registration statement providing for the resale by the purchasers of the Shares and Warrant Shares sold in the Private Placement, which registration statement became effective on September 15, 2021. Additionally, under the terms of the Purchase Agreement, the Company is obligated to use its reasonable best efforts to submit an application to have the Company’s common stock listed on a national exchange by December 31, 2021, and to use its reasonable best efforts to have the Shares and Warrant Shares listed on such national exchange as soon as practicable following the submission of such application. As of December 31, 2021 an application with NASDAQ has been submitted and is pending approval. Should the NASDAQ application be approved, the shareholders of the Company have approved a reverse stock split simultaneous with the up-listing.

The closing of the Private Placement took place on August 10, 2021, when the Shares and Warrants were delivered to the purchasers and funds, in the amount of approximately $9,832,000, were received by the Company. Approximately $7,162,000 of the funds was used to execute the Redemption Agreement (See Note 9 – August 2021 Stock Redemption).

Stingray Group Inc. (“Stingray” or the “strategic investor”), a leading music, media and technology is part of the group of investors who participated in the Private Placement and have acquired a minority interest in the Company. Stingray is a long-standing business partner with the Company that provides our customers with music content from their extensive library of expertly produced and licensed karaoke content and is now a related party (see Note 12- Related Party Transactions).

In connection with the Private Placement, on July 6, 2021, the Company entered into a Placement Agency Agreement with A.G.P./Alliance Global Partners (“AGP”), which provided for AGP to serve as the exclusive placement agent, advisor or underwriter (the “placement agent services”). Pursuant to the Placement Agency Agreement, upon closing of the Private Placement, the Company paid AGP placement fees of $630,000 (representing 7% of the gross proceeds raised in the Private Placement excluding proceeds raised from the strategic investor, plus 3.5% of the aggregate gross proceeds raised from the strategic investor), and issued AGP warrants to purchase 1,333,333 shares of the Company’s common stock (the “Advisor Warrants”) (representing 5% of the aggregate number of Shares and Pre-Funded Warrants sold in the Private Placement, excluding the Shares sold to the strategic investor). The Advisor Warrants have the same exercise price ($0.35) and terms as the Common Warrants issued in the Private Placement. The Company estimated the fair value of the Advisor Warrants to be approximately $359,000 using the Black-Scholes Model based on the following input assumptions: common stock price of $0.33, expected life of the warrants of 2.5 years; stock price volatility of 168%; dividend yield of 0%; and the risk-free interest rate of 2.65%.

In addition to the placement fees paid to AGP, the Company incurred additional offering costs for direct incremental legal, consulting, accounting and filing fees related to the Private Placement of approximately $390,000, of which one consultant was issued 571,428 shares of restricted common stock with an aggregate fair value of approximately $189,000 and a cash payment of $100,000. Total offering costs related to the Private Placement amounted to approximately $1,379,000, which is recorded as an offset to additional paid in capital in the accompanying condensed consolidated statements of stockholders’ equity.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021 and 2020

(Unaudited)